LOSS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator		371,513,458	359,193,482	153,099,405
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Basic (loss)/earnings per share denominator		371,513,458	359,193,482	153,099,405
American depositary share [Member]
Disclosure of classes of share capital [line items]
ADS		18,575,673	17,959,674	7,654,970
Basic (loss)/earnings per ADS denominator		18,575,673	17,959,674	7,654,970
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 19)		18,587,454	8,293,294	8,249,294
Weighted average number of shares issued during the year	[1]	615,999	10,294,160	33,456
Weighted average number of treasury shares		(627,780)	(627,780)	(627,780)
Basic (loss)/earnings per share denominator		18,575,673	17,959,674	7,654,970

[1]	The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.